Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,600	$ 8,202
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,600	8,202
Trade receivables [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,790	8,364
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	$ (190)	$ (162)	$ (142)	$ (156)